Expense Example {- Franklin Small-Mid Cap Growth VIP Fund} - FTVIP Class 4-57 - Franklin Small-Mid Cap Growth VIP Fund - Class 4	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 121
3 years	380
5 years	659
10 years	$ 1,454